Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.38%)
COMMUNICATION SERVICES (6.02%)
Entertainment (0.96%)
Netflix, Inc.(a)	20,352	$12,360,380
Walt Disney Co.	56,586	6,923,863
		19,284,243
Interactive Media & Services (3.60%)
Alphabet, Inc., Class A(a)	134,470	20,295,557
Alphabet, Inc., Class C(a)	260,384	39,646,068
Meta Platforms, Inc., Class A	25,947	12,599,344
		72,540,969
Media (1.46%)
Charter Communications, Inc., Class A(a)	37,324	10,847,474
Omnicom Group, Inc.	115,075	11,134,657
Trade Desk, Inc., Class A(a)	86,065	7,523,803
		29,505,934
CONSUMER DISCRETIONARY (12.20%)
Automobile Components (1.72%)
Cie Generale des Etablissements Michelin SCA(b)(c)	420,100	8,049,116
Lear Corp.	109,726	15,897,103
Magna International, Inc., Class A(c)	194,419	10,591,947
		34,538,166
Broadline Retail (2.66%)
Amazon.com, Inc.(a)	296,893	53,553,559

Entertainment (1.14%)
Sony Group Corp.(b)(c)	268,330	23,006,614

Hotels, Restaurants & Leisure (2.04%)
Booking Holdings, Inc.	4,573	16,590,295
Starbucks Corp.	122,436	11,189,426
Yum! Brands, Inc.	96,347	13,358,512
		41,138,233
Household Durables (1.07%)
Lennar Corp., Class A	89,000	15,306,220
Newell Brands, Inc.	783,352	6,290,317
		21,596,537
Specialty Retail (2.68%)
CarMax, Inc.(a)	189,238	16,484,522
Home Depot, Inc.	24,975	9,580,410
Lowe's Cos., Inc.	35,328	8,999,101
O'Reilly Automotive, Inc.(a)	6,393	7,216,930

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	7

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
TJX Cos., Inc.	48,411	$4,909,844
Ulta Beauty, Inc.	12,955	6,773,910
		53,964,717
Textiles, Apparel & Luxury Goods (0.89%)
Gildan Activewear, Inc.	156,730	5,819,385
NIKE, Inc., Class B	44,034	4,138,316
PVH Corp.	56,548	7,951,214
		17,908,915
CONSUMER STAPLES (5.20%)
Beverages (0.79%)
Coca-Cola Co.	141,100	8,632,498
Constellation Brands, Inc., Class A	26,700	7,255,992
		15,888,490
Consumer Staples Distribution & Retail (1.76%)
Costco Wholesale Corp.	18,413	13,489,916
Dollar Tree, Inc.(a)	74,772	9,955,892
SYSCO Corp.	147,191	11,948,965
		35,394,773
Food Products (0.50%)
Tyson Foods, Inc., Class A	172,180	10,112,131

Household Products (0.40%)
Procter & Gamble Co.	49,400	8,015,150

Multiline Retail (1.13%)
Dollar General Corp.	146,080	22,797,245

Personal Care Products (0.62%)
Unilever PLC(b)	247,719	12,433,017

ENERGY (1.96%)
Energy Equipment & Services (0.62%)
NOV, Inc.	316,776	6,183,467
Schlumberger NV	116,865	6,405,371
		12,588,838
Oil, Gas & Consumable Fuels (1.34%)
Coterra Energy, Inc.	320,800	8,943,904
Shell PLC(b)	134,846	9,040,076
TotalEnergies SE(b)(c)	129,992	8,947,349
		26,931,329

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
FINANCIALS (20.89%)
Banks (4.51%)
Bank of America Corp.	343,426	$13,022,714
Citigroup, Inc.	292,523	18,499,154
Commerce Bancshares, Inc.	77,395	4,117,414
Cullen/Frost Bankers, Inc.	54,900	6,180,093
JPMorgan Chase & Co.	48,965	9,807,689
Mitsubishi UFJ Financial Group, Inc.(b)(c)	662,800	6,780,444
PNC Financial Services Group, Inc.	45,800	7,401,280
U.S. Bancorp	204,301	9,132,255
Wells Fargo & Co.	273,001	15,823,138
		90,764,181
Capital Markets (6.03%)
Ameriprise Financial, Inc.	28,600	12,539,384
BlackRock, Inc.	9,656	8,050,207
Blackstone Group LP	70,600	9,274,722
Charles Schwab Corp.	369,130	26,702,864
Goldman Sachs Group, Inc.	16,458	6,874,342
MSCI, Inc.	23,530	13,187,388
Northern Trust Corp.	119,642	10,638,567
S&P Global, Inc.	62,830	26,731,024
UBS Group AG	242,844	7,460,168
		121,458,666
Consumer Finance (1.83%)
American Express Co.	52,531	11,960,783
Capital One Financial Corp.	167,718	24,971,533
		36,932,316
Financial Services (5.66%)
Berkshire Hathaway, Inc., Class B(a)	46,789	19,675,710
Corpay, Inc.(a)	33,067	10,202,492
Equitable Holdings, Inc.	371,413	14,117,408
Global Payments, Inc.	73,172	9,780,170
Mastercard, Inc., Class A	29,977	14,436,024
Visa, Inc., Class A	139,860	39,032,129
Voya Financial, Inc.	92,584	6,843,809
		114,087,742
Insurance (2.86%)
American International Group, Inc.	85,780	6,705,423
Aon PLC, Class A	42,427	14,158,738
Arch Capital Group, Ltd.(a)	98,389	9,095,079
MetLife, Inc.	205,815	15,252,950

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	9

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	60,112	$12,432,364
		57,644,554
HEALTH CARE (14.02%)
Biotechnology (0.47%)
Amgen, Inc.	33,500	9,524,720

Health Care Equipment & Supplies (4.14%)
Alcon, Inc.	100,500	8,370,645
Baxter International, Inc.	380,684	16,270,434
Boston Scientific Corp.(a)	146,269	10,017,964
Dexcom, Inc.(a)	66,042	9,160,025
Intuitive Surgical, Inc.(a)	24,535	9,791,673
Koninklijke Philips NV(c)	405,046	8,100,920
Medtronic PLC	168,422	14,677,977
Smith & Nephew PLC(b)(c)	278,538	7,063,724
		83,453,362
Health Care Providers & Services (4.35%)
CVS Health Corp.	142,888	11,396,747
Fresenius Medical Care AG(b)	854,142	16,467,858
Humana, Inc.	22,064	7,650,030
Quest Diagnostics, Inc.	88,899	11,833,346
UnitedHealth Group, Inc.	81,562	40,348,721
		87,696,702
Life Sciences Tools & Services (2.44%)
Danaher Corp.	102,726	25,652,737
IQVIA Holdings, Inc.(a)	39,883	10,086,012
Thermo Fisher Scientific, Inc.	22,908	13,314,358
		49,053,107
Pharmaceuticals (2.62%)
Bristol-Myers Squibb Co.	171,240	9,286,345
Merck & Co., Inc.	78,500	10,358,075
Novo Nordisk A/S(b)	114,323	14,679,073
Pfizer, Inc.	325,633	9,036,316
Zoetis, Inc.	55,574	9,403,677
		52,763,486
INDUSTRIALS (8.07%)
Aerospace & Defense (0.41%)
General Dynamics Corp.	29,400	8,305,206

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Building Products (2.31%)
Carlisle Cos., Inc.	40,984	$16,059,580
Carrier Global Corp.	218,598	12,707,102
Masco Corp.	225,229	17,766,064
		46,532,746
Commercial Services & Supplies (0.89%)
Veralto Corp.	12,100	1,072,786
Waste Connections, Inc.	46,889	8,065,377
Waste Management, Inc.	40,784	8,693,109
		17,831,272
Electrical Equipment (0.33%)
Eaton Corp. PLC	21,476	6,715,116

Ground Transportation (0.80%)
Canadian Pacific Kansas City, Ltd.	182,579	16,097,990

Industrial Conglomerates (0.40%)
Honeywell International, Inc.	39,000	8,004,750

Machinery (1.82%)
Oshkosh Corp.	53,600	6,684,456
Parker-Hannifin Corp.	28,900	16,062,331
Wabtec Corp.	26,645	3,881,644
Xylem, Inc.	77,000	9,951,480
		36,579,911
Trading Companies & Distributors (1.11%)
Ferguson PLC	102,590	22,408,734

INFORMATION TECHNOLOGY (20.62%)
Electronic Equipment & Instruments (0.37%)
TE Connectivity Ltd.	51,086	7,419,731

Electronic Equipment, Instruments & Components (0.86%)
CDW Corp.	37,838	9,678,204
Teledyne Technologies, Inc.(a)	18,026	7,738,922
		17,417,126
IT Services (1.46%)
Amdocs, Ltd.	67,795	6,126,634
Cognizant Technology Solutions Corp., Class A	157,262	11,525,732
Gartner, Inc.	17,509	8,346,015

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	11

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
IT Services (continued)
Snowflake, Inc., Class A(a)	20,716	$3,347,706
		29,346,087
Semiconductors & Semiconductor Equipment (6.02%)
ASML Holding N.V.	12,571	12,199,778
Microchip Technology, Inc.	127,800	11,464,938
Micron Technology, Inc.	132,941	15,672,414
NVIDIA Corp.	67,151	60,674,958
QUALCOMM, Inc.	66,400	11,241,520
Skyworks Solutions, Inc.	92,174	9,984,288
		121,237,896
Software (11.91%)
Adobe, Inc.(a)	40,777	20,576,074
ANSYS, Inc.(a)	31,000	10,761,960
Autodesk, Inc.(a)	83,725	21,803,664
Crowdstrike Holdings, Inc., Class A(a)	40,846	13,094,819
Intuit, Inc.	19,951	12,968,150
Microsoft Corp.	181,873	76,517,609
Palo Alto Networks, Inc.(a)	30,809	8,753,761
Salesforce, Inc.	85,584	25,776,189
ServiceNow, Inc.(a)	46,482	35,437,877
Workday, Inc., Class A(a)	52,108	14,212,457
		239,902,560
MATERIALS (5.69%)
Chemicals (3.59%)
Corteva, Inc.	213,500	12,312,545
Dow, Inc.	299,505	17,350,324
Ecolab, Inc.	99,571	22,990,944
RPM International, Inc.	77,800	9,254,310
Sherwin-Williams Co.	30,190	10,485,893
		72,394,016
Construction Materials (0.73%)
Martin Marietta Materials, Inc.	24,000	14,734,560

Containers & Packaging (1.37%)
Avery Dennison Corp.	78,934	17,622,016
Ball Corp.	146,405	9,861,841
		27,483,857

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
REAL ESTATE (1.45%)
Residential REITs (0.31%)
Equity LifeStyle Properties, Inc.	95,600	$6,156,640

Specialized REITs (1.14%)
American Tower Corp.	41,989	8,296,607
Crown Castle, Inc.	53,500	5,661,905
Equinix, Inc.	10,958	9,043,966
		23,002,478
UTILITIES (1.26%)
Electric Utilities (0.82%)
Edison International	143,112	10,122,312
Xcel Energy, Inc.	118,000	6,342,500
		16,464,812
Gas Utilities (0.44%)
Atmos Energy Corp.	75,000	8,915,250

TOTAL COMMON STOCKS
(COST OF $1,466,300,190)		1,961,528,434

SHORT TERM INVESTMENTS (4.71%)
MONEY MARKET FUND (2.55%)
State Street Institutional US Government Money Market Fund, Premier Class, 5.27%(d)
(COST OF $51,454,736)	51,454,736	51,454,736

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (2.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(COST OF $43,507,593)	43,507,593	43,507,593

TOTAL SHORT TERM INVESTMENTS
(COST OF $94,962,329)		94,962,329

TOTAL INVESTMENTS (102.09%)
(COST OF $1,561,262,519)		2,056,490,763

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2024	13

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.09%)	(42,129,176)

NET ASSETS (100.00%)	$2,014,361,586

NET ASSET VALUE PER SHARE
(279,557,588 SHARES OUTSTANDING)	$7.21

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $60,699,910.
(d)	Rate reflects seven-day effective yield on March 31, 2024.

See Notes to Schedule of Investments.

14	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). The Board has designated ALPS Advisors, Inc. (the “Advisor”) as the Fund’s Valuation Designee. The Valuation Designee is responsible for determining fair value in good faith for all Fund investments, subject to oversight by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Valuation Designee. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2024, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Third Quarter Report (Unaudited) | March 31, 2024	15

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2024:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$60,699,910	$43,507,593	18,830,662	$62,338,255

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

16	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,961,528,434	$–	$–	$1,961,528,434
Short Term Investments	94,962,329	–	–	94,962,329
Total	$2,056,490,763	$–	$–	$2,056,490,763

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Third Quarter Report (Unaudited) | March 31, 2024	17

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2024 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

18	www.all-starfunds.com

Liberty All-Star® Equity Fund	Description of Lipper Benchmark and Market Indices

March 31, 2024 (Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Large-Cap Core Mutual Fund Average

The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have average characteristics compared to the S&P
500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with lower book-to-price ratios and higher growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index

Measures the performance of those Russell 3000® companies with higher book-to-price ratios and lower growth values.

S&P 500® Index

A large-cap U.S. equities index that includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

An investor cannot invest directly in an index.

Third Quarter Report (Unaudited) | March 31, 2024	19